Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000224642 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224642 | Other Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000224642 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000224642 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000224641 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224641 | Other Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000224641 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000224641 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000224644 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000224644 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224644 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224644 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224644 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000224644 | SectorPort
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224644 | SectorGeneral Obligation-Local (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224644 | SectorSenior Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224644 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224644 | SectorWater & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224644 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224644 | SectorAirport
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224644 | SectorElectric & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224644 | SectorIndustrial Development/Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000224644 | SectorMulti-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224644 | SectorGeneral Obligation-Local
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224643 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000224643 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224643 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224643 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224643 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000224643 | SectorPort
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224643 | SectorGeneral Obligation-Local (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224643 | SectorSenior Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224643 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224643 | SectorWater & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224643 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224643 | SectorAirport
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224643 | SectorElectric & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224643 | SectorIndustrial Development/Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000224643 | SectorMulti-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224643 | SectorGeneral Obligation-Local
Holdings [Line Items]
Percent of Net Asset Value	23.70%